Impairment of property, plant and equipment, goodwill, and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of Impairments

	$ million
	2023	2022	2021
Impairment losses
Goodwill	635	361	167
Intangible assets other than goodwill	130	153	4
Property, plant and equipment, of which [A]	8,182	1,799	3,894
Exploration and production	4,820	868	1,533
Manufacturing, supply and distribution	2,785	474	2,340
Other	577	457	21
Total [B]	8,947	2,313	4,065
Impairment reversals
Intangible assets other than goodwill	135	—	—
Property, plant and equipment, of which [A]	627	6,177	214
Exploration and production	528	5,954	213
Manufacturing, supply and distribution	91	72	—
Other	8	151	1
Total [B]	762	6,177	214
[A]Includes right-of-use assets under leases. (See Note 21).
[B]See Note 7.

Summary of commodity price assumptions applied in impairment testing
The near-term commodity price assumptions applied in impairment testing were as follows:

Commodity price assumptions [A]

2023	2024	2025	2026	2027
Brent crude oil ($/b)	70	70	70	74
Henry Hub natural gas ($/MMBtu)	4.00	4	4	4

2022	2023	2024	2025	2026
Brent crude oil ($/b)	80	70	70	71
Henry Hub natural gas ($/MMBtu)	4.00	3.50	3.50	3.98
[A]Money of the day.